Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate - Ambulnz, Inc. [Member]	Dec. 31, 2020
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted average remaining lease term (in years) – operating leases	4 years 3 months 29 days
Weighted average discount rate – operating leases	6.15%
Weighted average remaining lease term (in years) – finance leases	3 years 1 month 24 days
Weighted average discount rate – finance leases	5.67%